UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2014

Date of reporting period: July 31, 2014

Item 1.	Schedule of Investments

Schedule of Investments July 31, 2014	(Unaudited)

LSV Value Equity Fund	Shares	Value (000)
Common Stock (99.6%)
Aerospace & Defense (3.1%)
Engility Holdings*	28,316	$979
Exelis	117,600	1,980
L-3 Communications Holdings, Cl 3	126,200	13,246
Northrop Grumman	140,400	17,307
Raytheon	112,000	10,166

		43,678

Agricultural Operations (0.8%)
Archer-Daniels-Midland	231,300	10,732

Agricultural Products (0.6%)
Ingredion	120,500	8,872

Aircraft (0.7%)
Lockheed Martin	56,400	9,417

Apparel Retail (0.2%)
Abercrombie & Fitch, Cl A	82,100	3,230

Application Software (0.6%)
Amdocs	179,100	8,121

Asset Management & Custody Banks (2.0%)
Ameriprise Financial	140,700	16,828
State Street	146,700	10,333

		27,161

Automotive (3.3%)
Autoliv	109,200	10,866
Ford Motor	836,800	14,242
Lear	60,800	5,726
TRW Automotive Holdings*	145,400	14,873

		45,707

Banks (9.5%)
Bank of America	775,400	11,825
Fifth Third Bancorp	415,700	8,513
Huntington Bancshares	1,055,300	10,363
JPMorgan Chase	635,900	36,672
Keycorp	493,100	6,677
PNC Financial Services Group	163,500	13,499
Regions Financial	602,700	6,111
Wells Fargo	753,000	38,328

		131,988

Biotechnology (1.6%)
Amgen	103,400	13,172
Myriad Genetics*	58,500	2,112
United Therapeutics*	74,800	6,802

		22,086

Cable & Satellite (1.8%)
DIRECTV*	185,400	15,954
Time Warner Cable, Cl A	64,200	9,315

		25,269

	Shares	Value (000)
Casinos & Gaming (0.3%)
International Game Technology	260,400	$4,409

Chemicals (1.7%)
Eastman Chemical	104,000	8,193
Huntsman	321,000	8,362
Olin	249,200	6,622

		23,177

Commercial Printing (1.0%)
Deluxe	110,200	6,062
RR Donnelley & Sons	410,800	7,132

		13,194

Commercial Services (0.0%)
Blackhawk Network Holdings, Cl B*	20,717	578

Commodity Chemicals (0.5%)
Cabot	144,300	7,560

Computer & Electronics Retail (0.3%)
GameStop, Cl A	86,500	3,631

Computers & Services (5.0%)
EMC	223,200	6,540
Hewlett-Packard	369,800	13,168
Microsoft	126,900	5,477
Oracle	253,800	10,251
Seagate Technology	247,700	14,515
United Online	46,000	493
Western Digital	182,100	18,179

		68,623

Construction & Engineering (0.4%)
Tutor Perini*	200,300	5,454

Consumer Discretionary (0.7%)
Energizer Holdings	81,700	9,376

Drug Retail (0.9%)
CVS Caremark	153,900	11,752

Electrical Services (3.2%)
American Electric Power	193,100	10,039
Entergy	135,300	9,854
Exelon	238,700	7,419
Public Service Enterprise Group	242,300	8,521
SCANA	152,000	7,734

		43,567

Fertilizers & Agricultural Chemicals (0.5%)
CF Industries Holdings	30,600	7,660

Financial Services (4.1%)
Capital One Financial	89,300	7,103
Citigroup	427,600	20,914
Discover Financial Services	156,400	9,550
Goldman Sachs Group	83,100	14,365

Schedule of Investments July 31, 2014	(Unaudited)

LSV Value Equity Fund	Shares	Value (000)
Financial Services (continued)
Morgan Stanley	155,100	$5,016

		56,948

Food, Beverage & Tobacco (1.3%)
Lorillard	87,100	5,268
Tyson Foods, Cl A	353,500	13,154

		18,422

General Merchandise Stores (0.9%)
Big Lots	145,700	6,374
Target	108,600	6,472

		12,846

Health Care Equipment (2.4%)
Baxter International	242,900	18,142
Medtronic	89,500	5,526
Zimmer Holdings	99,300	9,937

		33,605

Household Products, Furniture & Fixtures (1.2%)
Whirlpool	113,000	16,118

Insurance (11.5%)
Aetna	196,500	15,235
Allstate	323,300	18,897
American Financial Group	209,500	11,730
Assurant	138,400	8,769
Chubb	74,100	6,425
CIGNA	75,000	6,753
Genworth Financial, Cl A*	393,400	5,154
Hartford Financial Services Group	182,400	6,231
Lincoln National	290,600	15,224
MetLife	146,100	7,685
Prudential Financial	187,200	16,281
Stancorp Financial Group	122,100	7,367
Travelers	156,800	14,043
WellPoint	178,400	19,590

		159,384

Internet Retail (0.2%)
FTD*	64,400	2,121

IT Consulting & Other Services (0.4%)
Leidos Holdings, Inc.	70,300	2,597
Science Applications International	60,628	2,533

		5,130

Machinery (2.4%)
AGCO	178,700	8,704
Caterpillar	86,300	8,695
Deere	194,030	16,514

		33,913

Office Electronics (0.7%)
Xerox	699,500	9,275

Office Equipment (0.3%)
Steelcase, Cl A	284,000	4,288

	Shares	Value (000)
Paper Packaging (0.4%)
Rock-Tenn, Cl A	54,000	$5,369

Petroleum & Fuel Products (15.1%)
Apache	75,700	7,771
Chevron	338,400	43,735
ConocoPhillips	316,300	26,095
Exxon Mobil	403,500	39,922
Helmerich & Payne	85,200	9,053
Marathon Oil	289,900	11,234
Marathon Petroleum	171,600	14,325
Murphy Oil	116,500	7,238
Noble	196,400	6,161
Phillips 66	219,400	17,796
Tesoro	156,100	9,606
Valero Energy	327,100	16,617

		209,553

Petroleum Refining (1.2%)
Hess	161,300	15,966

Pharmaceuticals (3.8%)
Merck	185,200	10,508
Pfizer	1,391,400	39,933
Questcor Pharmaceuticals	24,900	2,240

		52,681

Printing & Publishing (1.4%)
Gannett	256,300	8,386
Lexmark International, Cl A	221,400	10,634

		19,020

Reinsurance (2.1%)
Everest Re Group	96,000	14,967
PartnerRe	59,500	6,210
Validus Holdings	215,100	7,858

		29,035

Retail (2.3%)
Kohl’s	192,400	10,301
Kroger	354,400	17,359
Safeway	126,100	4,345

		32,005

Semi-Conductors/Instruments (2.6%)
Flextronics International*	383,800	3,988
Intel	673,700	22,832
Sanmina*	114,223	2,660
Vishay Intertechnology	486,600	7,167

		36,647

Steel & Steel Works (0.3%)
Steel Dynamics	179,300	3,803

Technology Distributors (0.5%)
Insight Enterprises*	277,400	7,287

Telephones & Telecommunications (5.8%)
AT&T	788,900	28,077
Cisco Systems	1,000,300	25,237
Corning	617,800	12,140
Harris	129,500	8,841

Schedule of Investments July 31, 2014	(Unaudited)

LSV Value Equity Fund	Shares/ Face Amount (000)	Value (000)
Telephones & Telecommunications (continued)
Verizon Communications	135,000	$6,807

		81,102

Total Common Stock (Cost $956,056)		1,379,760

Repurchase Agreement (0.6%)
Morgan Stanley 0.000%, dated 07/31/14, to be repurchased on 08/01/14, repurchase price $8,831,910 (collateralized by US Treasury Obligations, par value $2,269,060-$4,017,459, 2.375%-2.625%, 7/15/17-1/15/25; with a total market value of $9,008,553)	$8,832	8,832

Total Repurchase Agreement (Cost $8,832)		8,832

Total Investments — 100.2% (Cost $964,888) †		$1,388,592

Percentages are based on Net Assets of $1,385,698 (000).

Cl	Class

*	Non-income producing security.

†	At July 31, 2014, the tax basis cost of the Fund’s investments was $964,888(000), and the unrealized appreciation and depreciation were $461,912(000) and ($38,208(000)) respectively.

The following is a list of the level of inputs used as of July 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,379,760	$—	$—	$1,379,760
Repurchase Agreement	—	8,832	—	8,832
Total Investments in Securities	$1,379,760	$8,832	$—	$1,388,592

For the period ended July 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. As of July 31, 2014, there were no level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

LSV-QH-001-2200

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 23, 2014

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: September 23, 2014